Stockholders' Equity (Tables)	12 Months Ended
Apr. 30, 2023
Equity [Abstract]
Schedule of Summarizes the Issuances of All Convertible Preferred Stock
The following table summarizes the issuances of all convertible preferred stock:

	Issue Date	Issuance Price (amount paid in) (per share)**	Holder’s Conversion Right	Conversion Ratio*	Settlement methods

Series A	July 24, 2017 July 28, 2017 August 2, 2017 October 13, 2017	¥208	Any time	1	Shares
Series AA	July 20, 2017	¥56	Any time	1	Shares
Series B	April 18, 2019 April 25, 2019 May 27, 2019	¥1,761	Any time	1	Shares
Series BB	April 1, 2019	¥413	Any time	1	Shares
Series C	June 17, 2022 September 8, 2022 September 14, 2022 September 26, 2022	¥1,888	Any time	1	Shares

F-28
*
On March 22, 2023, the Series A, AA, B, BB and C convertible preferred stock were converted to common stock upon the resolution of the board of directors. As of April 30, 2023, there are no more shares of preferred stock designated.

**	On April 28, 2023, the Company effectuated a 600-for-one forward split. Issuance price per share has been retroactively restated.